Property, plant and equipment - Schedule of property, plant and equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	$ 3,271,084	$ 1,769,663	$ 3,308,616
Acquisitions	1,075,309	1,120,260	370,155
Acquisitions through business combinations	3,682,812	927,449
Disposals and cancellations	(195,597)	(214,131)	(817,820)
Depreciation charges	(384,684)	(163,148)	(219,428)
Transfer to assets held for sale (Note 3)	(361,865)	(165,583)	(871,875)
Disposals through sale of subsidiary		(1,321)
Transfers	0	0	0
Impairments	(4,567)
Translation differences	9,482	(2,105)	15
Property, plant and equipment including right-of-use assets at end of period	7,091,974	3,271,084	1,769,663
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	4,686,314	3,433,409	5,315,120
Property, plant and equipment including right-of-use assets at end of period	8,544,306	4,686,314	3,433,409
Depreciation & impairment losses
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	(1,415,230)	(1,663,746)	(2,006,504)
Property, plant and equipment including right-of-use assets at end of period	(1,452,332)	(1,415,230)	(1,663,746)
Property, plant and equipment | Vessels
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	2,617,484	1,629,570	3,057,932
Acquisitions	107,088	155,215	295,568
Acquisitions through business combinations	3,472,061	425,564
Disposals and cancellations	(194,897)	(183,374)	(815,733)
Depreciation charges	(371,267)	(158,110)	(200,896)
Transfer to assets held for sale (Note 3)	(361,865)	(165,583)	(870,844)
Disposals through sale of subsidiary		0
Transfers	1,051,454	914,788	163,543
Impairments	0
Translation differences	3,715	(586)	0
Property, plant and equipment including right-of-use assets at end of period	6,323,773	2,617,484	1,629,570
Property, plant and equipment | Vessels under construction
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	628,405	106,513	228,429
Acquisitions	961,941	959,692	41,627
Acquisitions through business combinations	0	477,565
Disposals and cancellations	0	0	0
Depreciation charges	0	0	0
Transfer to assets held for sale (Note 3)	0	0	0
Disposals through sale of subsidiary		0
Transfers	(854,759)	(914,788)	(163,543)
Impairments	0
Translation differences	2,711	(577)	0
Property, plant and equipment including right-of-use assets at end of period	738,298	628,405	106,513
Property, plant and equipment | Other tangible assets
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	21,628	644	762
Acquisitions	3,242	2,292	372
Acquisitions through business combinations	0	22,219
Disposals and cancellations	(700)	0	0
Depreciation charges	(4,170)	(3,625)	(492)
Transfer to assets held for sale (Note 3)	0	0	0
Disposals through sale of subsidiary		(137)
Transfers	1,260	1,075	0
Impairments	0
Translation differences	2,721	(840)	2
Property, plant and equipment including right-of-use assets at end of period	23,981	21,628	644
Property, plant and equipment | Prepayments
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	1,657	0	0
Acquisitions	499	2,729	1,031
Acquisitions through business combinations	0	670
Disposals and cancellations	0	(595)	0
Depreciation charges	0	0	0
Transfer to assets held for sale (Note 3)	0	0	(1,031)
Disposals through sale of subsidiary		0
Transfers	(1,260)	(1,075)	0
Impairments	0
Translation differences	179	(72)	0
Property, plant and equipment including right-of-use assets at end of period	1,075	1,657	0
Property, plant and equipment | Cost | Vessels
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	4,020,942	3,265,939	5,014,747
Property, plant and equipment including right-of-use assets at end of period	7,757,790	4,020,942	3,265,939
Property, plant and equipment | Cost | Vessels under construction
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	628,405	106,513	228,429
Property, plant and equipment including right-of-use assets at end of period	738,298	628,405	106,513
Property, plant and equipment | Cost | Other tangible assets
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	30,098	4,717	5,159
Property, plant and equipment including right-of-use assets at end of period	37,105	30,098	4,717
Property, plant and equipment | Cost | Prepayments
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	1,657	0	0
Property, plant and equipment including right-of-use assets at end of period	1,075	1,657	0
Property, plant and equipment | Depreciation & impairment losses | Vessels
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	(1,403,458)	(1,636,369)	(1,956,815)
Property, plant and equipment including right-of-use assets at end of period	(1,434,017)	(1,403,458)	(1,636,369)
Property, plant and equipment | Depreciation & impairment losses | Vessels under construction
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	0	0	0
Property, plant and equipment including right-of-use assets at end of period	0	0	0
Property, plant and equipment | Depreciation & impairment losses | Other tangible assets
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	(8,470)	(4,073)	(4,397)
Property, plant and equipment including right-of-use assets at end of period	(13,124)	(8,470)	(4,073)
Property, plant and equipment | Depreciation & impairment losses | Prepayments
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	0	0	0
Property, plant and equipment including right-of-use assets at end of period	0	0	0
Right-of-use assets
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	1,910	32,936	21,493
Acquisitions	2,539	332	31,557
Acquisitions through business combinations	210,751	1,431
Disposals and cancellations	0	(30,162)	(2,087)
Depreciation charges	(9,247)	(1,413)	(18,040)
Transfer to assets held for sale (Note 3)	0	0	0
Disposals through sale of subsidiary		(1,184)
Transfers	(196,695)	0	0
Impairments	(4,567)
Translation differences	156	(30)	13
Property, plant and equipment including right-of-use assets at end of period	4,847	1,910	32,936
Right-of-use assets | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	5,212	56,240	66,785
Property, plant and equipment including right-of-use assets at end of period	10,038	5,212	56,240
Right-of-use assets | Depreciation & impairment losses
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	(3,302)	(23,304)	(45,292)
Property, plant and equipment including right-of-use assets at end of period	$ (5,191)	$ (3,302)	$ (23,304)